20. Ordinary Shares (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reverse stock split		One-for-ten reverse stock split approved on December 6, 2017
Common stock, shares outstanding	14,621,125	7,914,125
Management Members [Member]
Restricted ordinary shares issued	107,000	663,460